Additional Information-Financial Statement Schedule 1 (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (16,350,260)	$ (26,610,291)	$ (22,432,150)
Adjustments to reconcile net income to net cash provided (used in) by operating activities:
Share-based compensation	985,772	4,175,756	2,119,171
Gain on contribution of intangible assets to an affiliate		(6,000,000)
Gain on disposal of affiliate	(1,330,165)
Changes in operating assets and liabilities:
Amount due from subsidiaries and an affiliate	224,479	(224,479)	356,090
Net cash provided by (used in) operating activities	5,378,164	(15,089,890)	(10,989,901)
Cash flows from investing activities:
Investing in Joint Venture			(5,000,000)
Proceeds from disposal of affiliate	2,000,000
Proceeds from disposal of apparel and accessories business	6,134,272
Net cash provided by (used in) investing activities	682,755	17,327,905	(15,611,120)
Cash flows from financing activities
Repurchase of treasury stock		(701,196)	(572,168)
Net cash provided by (used in) financing activities	(1,640,180)	938,984	(562,843)
Net increase (decrease) in cash and cash equivalents	3,919,484	2,445,358	(26,806,482)
Cash and cash equivalents at beginning of year	14,261,249	13,291,063	40,097,545
Cash and cash equivalents at end of year	18,180,733	14,261,249	13,291,063
MECOX LANE LIMITED
Financial Information of Parent Company
Restricted portion of registered capital and general reserve fund unavailable for distribution in the form of dividends, loans or advances	82,767,641
Cash flows from operating activities:
Net loss	(16,350,260)	(26,610,291)	(22,432,150)
Adjustments to reconcile net income to net cash provided (used in) by operating activities:
Share-based compensation	985,772	4,175,756	2,119,171
Gain on contribution of intangible assets to an affiliate		(6,000,000)
Gain on disposal of affiliate	(1,330,165)
Equity in losses of subsidiaries	9,139,370	22,136,126	18,491,436
Equity in loss of an affiliate	4,876,523	5,491,484
Changes in operating assets and liabilities:
Amount due from subsidiaries and an affiliate	1,780,975	1,133,903
Accrued expenses and other current liabilities	277,464	(151,777)	193,901
Net cash provided by (used in) operating activities	(620,321)	175,201	(1,627,642)
Cash flows from investing activities:
Investing in Joint Venture			(5,000,000)
Proceeds from disposal of affiliate	2,000,000
Proceeds from disposal of apparel and accessories business	990,002
Investment in subsidiaries and an affiliate			6,596,536
Net cash provided by (used in) investing activities	2,990,002		1,596,536
Cash flows from financing activities
Repurchase of treasury stock		(701,196)	(572,168)
Net cash provided by (used in) financing activities		(701,196)	(572,168)
Net increase (decrease) in cash and cash equivalents	2,369,681	(525,995)	(603,274)
Cash and cash equivalents at beginning of year	967,568	1,493,563	2,096,837
Cash and cash equivalents at end of year	$ 3,337,249	$ 967,568	$ 1,493,563